Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	May 25, 2014	May 26, 2013	May 25, 2014 Workers Compensation And General Liabilities Accrued	May 26, 2013 Workers Compensation And General Liabilities Accrued	May 25, 2014 Operating Lease Obligation	May 26, 2013 Operating Lease Obligation	Jul. 31, 2013 Alequin v. Darden Restaurants, Inc. plaintiff	Sep. 30, 2013 ChHab v. Darden Restaurants, Inc. plaintiff
Commitments and Contingencies [Line Items]
Standby letters of credit			$ 113.5	$ 107.0	$ 17.8	$ 20.6
Guarantees of leased properties assigned to third parties	3.4	4.2
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	$ 2.7	$ 3.4
Lease expiration date	fiscal 2015 through fiscal 2021
Number of original opt-in notices distributed							217,000	3,200
Number of opt-in notices, returned							20,225	541